Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 20, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Vanguard Cash Reserves Federal Money Market Fund

Supplement Dated December 10, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019 (as supplemented September 29, 2020)

Change in Performance Benchmark

The purpose of this supplement is to provide you with information regarding the change in performance benchmark for Vanguard Cash Reserves Federal Money Market Fund ("Fund").

In September 2020, the Fund changed its designation under Rule 2a-7 of the Investment Company Act of 1940 from a "retail" money market fund to a "government" money market fund. Accordingly, the Fund is changing its comparative performance benchmark from the Money Market Funds Average to the U.S. Government Money Market Funds Average, as the Fund believes that the U.S. Government Money Market Funds Average is a more relevant benchmark for its investment strategies. Effective immediately, the Fund will begin to compare its performance to the U.S. Government Money Market Funds Average.

The following language replaces similar language in the Fund's Prospectus and Summary Prospectus:

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Effective December 10, 2020, the U.S. Government Money Market Funds Average replaced the Money Market Funds Average as the Fund's comparative benchmark. The Fund believes that the U.S. Government Money Market Funds Average is a more relevant benchmark for its investment strategies. Returns for the U.S. Government Money Market Funds Average and the Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Cash Reserves Federal Money Market Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2019, was 1.77%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

	Total Return	Quarter
Highest	0.57%	December 31, 2018
Lowest	0.00%	March 31, 2014

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Cash Reserves Federal Money Market Fund	1.95%	0.70%	0.42%
Comparative Benchmarks
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	1.86%	0.59%	0.34%
Money Market Funds Average	1.52	0.45	0.24
U.S. Government Money Market Funds Average	1.23	0.32	0.17

© 2020 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 030J 122020

Vanguard Cash Reserves Federal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Vanguard Cash Reserves Federal Money Market Fund

Supplement Dated December 10, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019 (as supplemented September 29, 2020)

Change in Performance Benchmark

The purpose of this supplement is to provide you with information regarding the change in performance benchmark for Vanguard Cash Reserves Federal Money Market Fund ("Fund").

In September 2020, the Fund changed its designation under Rule 2a-7 of the Investment Company Act of 1940 from a "retail" money market fund to a "government" money market fund. Accordingly, the Fund is changing its comparative performance benchmark from the Money Market Funds Average to the U.S. Government Money Market Funds Average, as the Fund believes that the U.S. Government Money Market Funds Average is a more relevant benchmark for its investment strategies. Effective immediately, the Fund will begin to compare its performance to the U.S. Government Money Market Funds Average.

The following language replaces similar language in the Fund's Prospectus and Summary Prospectus:

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Investor Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Effective December 10, 2020, the U.S. Government Money Market Funds Average replaced the Money Market Funds Average as the Fund's comparative benchmark. The Fund believes that the U.S. Government Money Market Funds Average is a more relevant benchmark for its investment strategies. Returns for the U.S. Government Money Market Funds Average and the Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Cash Reserves Federal Money Market Fund Investor Shares

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2019, was 1.77%.

During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:

	Total Return	Quarter
Highest	0.57%	December 31, 2018
Lowest	0.00%	March 31, 2014

Average Annual Total Returns for Periods Ended December 31, 2018

	1 Year	5 Years	10 Years
Vanguard Cash Reserves Federal Money Market Fund	1.95%	0.70%	0.42%
Comparative Benchmarks
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)	1.86%	0.59%	0.34%
Money Market Funds Average	1.52	0.45	0.24
U.S. Government Money Market Funds Average	1.23	0.32	0.17

© 2020 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 030J 122020

Vanguard Cash Reserves Federal Money Market Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none